                                                                File No. 2-85454
                                                                          497(e)

                     MANULIFE SERIES FUND, INC.
             Supplement to Prospectus Dated May 1, 1995

   This Supplement updates certain information in the Prospectus.
   Please read it and keep it with your Prospectus for future reference.



                                           Business Experience During Past
   Fund Manager(s)     Fund                Five Years

   Mark A. Schmeer     Emerging Growth     Investment Management, U.S.
   (since 1995)        Equity Fund         Equities, The Manufacturers Life
                       Balanced Assets     Insurance Company - 1995-present;
                       Fund                Vice President, Sun Life
                       Common Stock Fund   Investment Management - 1993-1995;
                       Real Estate         Manager, U.S. Investments, Ontario
                       Securities Fund     Hydro Corporation - - 1986-1996



   Robert Lutzko       Emerging Growth     Investment Management, U.S.
   since 1995)         Equity Fund         Equities, The Manufacturers Life
                                           Insurance Company - 1995-present;
                                           U.S. Investment Manager, Workers
                                           Compensation Board, Toronto -
                                           1989-1995

   Catherine Addison  Balanced Assets     Investment Management, U.S. Fixed
   (since 1988)       Fund                Income, The Manufacturers Life
                      Capital Growth      Insurance Company, 1985-present
                      Bond Fund


   Emily Shum          Money-Market Fund   Investment Management, Money-
   (since 1992)                            Market, The Manufacturers Life
                                           Insurance Company, 1992-present;
                                           Money Market Manager, ManuVest
                                           Investment Management Corporation,
                                           1985-1991


   Stephen Hill        International       Investment Management, The
   (since 1995)        Fund                Manufactures Life Insurance
                       Pacific Rim         Company, 1995-present; Director,
                       Emerging Markets    Invesco Asset Management, 1993-
                       Fund                1994; Consultant, 1993; Director,
                                           Yasuda Trust Europe, 1989-1992


   Mark Andrew Hirst   International       Investment Management, The
   (since 1994)        Fund                Manufactures Life Insurance
                                           Company, 1986-present


                             MANULIFE SERIES FUND, INC.
              Supplement to Prospectus Dated May 1, 1995 (continued)


                                           Business Experience During Past
   Fund Manager(s)     Fund                Five Years

   Richard James       International       Investment Management, The
   Crook               Fund                Manufactures Life Insurance
   (since 1994)        Pacific Rim         Company, 1975-present
                       Emerging Markets
                       Fund


   Emilia Panadero     International       Investment Management, The
   Perez               Fund                Manufactures Life Insurance
   (since 1995)        Pacific Rim         Company, 1989-present
                       Emerging Markets
                       Fund


   Leslie Grober       Real Estate         Investment Management, U.S.
   (since 1995)        Securities Fund     Equities, The Manufacturers Life
                                           Insurance Company - 1994-present;
                                           Investment Representative,
                                           Toronto-Dominion Bank - 1991-1993;
                                           Banking, Bank of Montreal 1990-
                                           1991


   Rhonda Chang        Common Stock Fund   Investment Management, The
   (since 1995)                            Manufacturers Life Insurance
                                           Company - 1994-present; Investment
                                           Analyst, American International
                                           Group - 1990-1994



   The date of this Supplement is January 1, 1996.